Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Capital Structure
The capital structure as at March 31, 2019 and 2020 was as follows:

			As at March 31,
	2019		2020		% Change
Equity attributable to the equity shareholders of the Company	₹	568,116	₹	557,458	-1.88%

As percentage of total capital		85%		85%

Current loans, borrowings and bank overdrafts		71,099		73,202
Long-term loans and borrowings		28,368		4,840
Lease liabilities		—		19,198

Total loans, borrowings and bank overdrafts and lease liabilities	₹	99,467	₹	97,240	-2.24%
As percentage of total capital		15%		15%

Total capital	₹	667,583	₹	654,698	-1.93%